Related Party Transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Aggregate balance - January 1	$ 20,984	$ 17,768
New loans	4,439	5,236
Repayments	(5,076)	(2,020)
Aggregate balance - December 31	$ 20,347	$ 20,984